UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

   /s/ Lance Wayne Hollingsworth        Memphis, TN              April 20, 2012
   -----------------------------        -----------              --------------
            [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           75
                                         -----------

Form 13F Information Table Value Total:  $    98,246
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
3M CO                           COM             88579Y101         205       2,303 SH       SOLE                  2,303
ABBOTT LABS                     COM             002824100         319       5,199 SH       SOLE                  2,134         3,065
ALLIANCEBERNSTEIN HOLDING LP    UNIT LTD PARTN  01881G106         210      13,450 SH       SOLE                  5,450         8,000
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105         263      10,600 SH       SOLE                 10,600
APPLE INC.                      COM             037833100         601       1,002 SH       SOLE                    937            65
AT&T INC                        COM             00206R102       1,007      32,238 SH       SOLE                 29,963         2,275
AUTOZONE INC.                   COM             053332102         662       1,781 SH       SOLE                  1,531           250
BERKSHIRE HATHAWAY INC DEL      CL A            084670108         488         400 SH       SOLE                    400
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702       2,087      25,719 SH       SOLE                 22,019         3,700
BRISTOL MYERS SQUIBB CO         COM             110122108         320       9,494 SH       SOLE                  7,681         1,813
SCHWAB CHARLES CORP NEW         COM             808513105         199      13,853 SH       SOLE                  7,253         6,600
CHEVRON CORP NEW                COM             166764100         567       5,292 SH       SOLE                  4,526           766
COCA COLA CO                    COM             191216100         895      12,086 SH       SOLE                 10,621         1,465
CONOCOPHILLIPS                  COM             20825C104         426       5,598 SH       SOLE                  2,988         2,610
DIRECTV                         COM CL A        25490A101         291       5,897 SH       SOLE                  5,897
SPDR DOW JONES INDL AVRG ETF    UT SER 1        78467X109       7,973      60,495 SH       SOLE                 56,039         4,456
ENTERPRISE PRODS PARTNERS L     COM             293792107         636      12,606 SH       SOLE                  3,991         8,615
EXXON MOBIL CORP                COM             30231G102       2,187      25,214 SH       SOLE                 18,833         6,381
FEDEX CORP                      COM             31428X106         560       6,085 SH       SOLE                  5,010         1,075
FIRST HORIZON NATL CORP         COM             320517105       1,059     102,044 SH       SOLE                 93,775         8,269
GTX INC DEL                     COM             40052B108          56      14,461 SH       SOLE                 14,461
GENERAL ELECTRIC CO             COM             369604103         772      38,483 SH       SOLE                 37,523           960
GENESIS ENERGY L P              UNIT LTD PARTN  371927104         612      19,900 SH       SOLE                 16,800         3,100
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2013  18383M449         675      26,196 SH       SOLE                 23,228         2,968
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2014  18383M431         382      14,739 SH       SOLE                 11,374         3,365
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2015  18383M423         312      12,044 SH       SOLE                 11,446           598
ISHARES TR                      S&P 500 VALUE   464287408         340       5,237 SH       SOLE                  5,237
ISHARES TR                      S&P MC 400 GRW  464287606         340       3,024 SH       SOLE                  3,024
ISHARES TR                      S&P SMLCAP 600  464287804         310       4,064 SH       SOLE                  4,064
ISHARES TR                      S&P SMLCP VALU  464287879         334       4,253 SH       SOLE                  4,253
INTERNATIONAL BUSINESS MACHS    COM             459200101       1,682       8,063 SH       SOLE                  8,063
IDEXX LABS INC                  COM             45168D104         437       5,000 SH       SOLE                  5,000
ISHARES TR                      LRGE GRW INDX   464287119         348       4,517 SH       SOLE                  4,517
ISHARES TR                      LARGE VAL INDX  464288109         285       4,500 SH       SOLE                  4,500
ISHARES TR                      MID CORE INDEX  464288208         950       9,850 SH       SOLE                  8,657         1,193
ISHARES TR                      MID GRWTH INDX  464288307       8,759      81,438 SH       SOLE                 74,229         7,209
ISHARES TR                      MID VAL INDEX   464288406         223       2,787 SH       SOLE                  1,951           836
ISHARES TR                      SMLL CORE INDX  464288505         264       2,786 SH       SOLE                  2,786
ISHARES TR                      SMLL GRWTH INDX 464288604         301       3,209 SH       SOLE                  3,209
ISHARES TR                      MSCI EAFE INDEX 464287465         393       7,154 SH       SOLE                  7,154
ISHARES TR                      S&P 500 INDEX   464287200       1,226       8,679 SH       SOLE                  8,454           225
JOHNSON & JOHNSON               COM             478160104         850      12,891 SH       SOLE                 11,826         1,065
KRAFT FOODS INC                 CL A            50075N104         354       9,308 SH       SOLE                  8,408           900
MCDONALDS CORP                  COM             580135101         235       2,400 SH       SOLE                  2,400
MICROSOFT CORP                  COM             594918104         333      10,319 SH       SOLE                  9,819           500
MID-AMER APT CMNTYS INC         COM             59522J103         750      11,186 SH       SOLE                  9,386         1,800
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104         375       5,555 SH       SOLE                  4,462         1,093
NUSTAR ENERGY LP                UNIT COM        67058H102         276       4,675 SH       SOLE                  1,675         3,000
NUVEEN REAL ESTATE INCOME FD    COM             67071B108         150      13,300 SH       SOLE                      0        13,300
PPG INDS INC                    COM             693506107         453       4,728 SH       SOLE                  4,728
PEPSICO INC                     COM             713448108         234       3,532 SH       SOLE                  3,472            60
PFIZER INC                      COM             717081103         615      27,173 SH       SOLE                 22,023         5,150
PHILIP MORRIS INTL INC          COM             718172109         455       5,139 SH       SOLE                  5,139
PIMCO ETF TR                    ENHAN SHRT MAT  72201R833      13,099     129,653 SH       SOLE                113,711        15,942
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN  726503105         230       2,930 SH       SOLE                  1,630         1,300
PLUM CREEK TIMBER CO INC        COM             729251108         235       5,650 SH       SOLE                  3,650         2,000
PROCTER & GAMBLE CO             COM             742718109       2,172      32,313 SH       SOLE                 31,113         1,200
PUBLIC STORAGE                  COM             74460D109         238       1,720 SH       SOLE                  1,720
ROYAL BK CDA MONTREAL QUE       COM             780087102         363       6,246 SH       SOLE                  6,246
RYDEX ETF TRUST                 TOP 50 ETF      78355W205         395       3,833 SH       SOLE                  1,917         1,916
SCHWAB STRATEGIC TR             US LRG CAP ETF  808524201         447      13,345 SH       SOLE                 13,345
SCHWAB STRATEGIC TR             US SML CAP ETF  808524607         332       8,949 SH       SOLE                  8,949
SCHWAB STRATEGIC TR             US AGGREGATE B  808524839       2,630      51,069 SH       SOLE                 51,069
SCHWAB STRATEGIC TR             US DIVIDEND EQ  808524797      12,193     437,170 SH       SOLE                398,742        38,428
SCHWAB STRATEGIC TR             US LCAP GR ETF  808524300       8,824     257,924 SH       SOLE                235,466        22,458
SCHWAB STRATEGIC TR             US LCAP VA ETF  808524409       8,155     261,557 SH       SOLE                261,557
SPDR SERIES TRUST               S&P DIVID ETF   78464A763         546       9,635 SH       SOLE                  7,160         2,475
SUNTRUST BKS INC                COM             867914103         252      10,438 SH       SOLE                  6,938         3,500
VANGUARD BD INDEX FD INC        SHORT TRM BOND  921937827         368       4,551 SH       SOLE                  4,551
VANGUARD WORLD FDS              CONSUM STP ETF  92204A207         291       3,374 SH       SOLE                  3,200           174
VANGUARD SCOTTSDALE FDS         SHRT-TERM CORP  92206C409         925      11,700 SH       SOLE                  6,360         5,340
VERIZON COMMUNICATIONS INC      COM             92343V104         346       9,058 SH       SOLE                  8,133           925
WALGREEN CO                     COM             931422109         274       8,175 SH       SOLE                  6,910         1,265
WAL MART STORES INC             COM             931142103         576       9,416 SH       SOLE                  8,216         1,200
WELLS FARGO & CO NEW            COM             949746101         318       9,329 SH       SOLE                  8,829           500